Stock Based Compensation	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Text Block [Abstract]
Stock Based Compensation

(16) Stock Based Compensation

Alion initially adopted its Stock Appreciation Rights (SAR) Plan in 2004. The Company amended and restated the SAR Plan in January 2007; amended it in January 2010; and amended and restated the SAR Plan in June 2013. The SAR Plan expires in November 2016. The most recent SAR Plan amendment revises certain change in control provisions.

The chief executive officer may award SARs as he deems appropriate. Awards vest ratably over four years with payment following the grant date fifth anniversary. Grants with no intrinsic value expire on their year-five payment date. The SAR Plan permits accelerated vesting in the event of death, disability or a change in control of the Company. Approximately 775 thousand SARs were outstanding at March 31, 2014, at a weighted average grant date fair value of $18.92 per share. No outstanding grant has any intrinsic value.

In June 2013, the Company amended and restated its Phantom Stock Plan and its Performance Shares and Retention Phantom Stock Plan. No grants are outstanding under either of these plans.

Alion recognized $87 thousand and $88 thousand in stock-based compensation expense for the three and six months ended March 31, 2014 and $48 thousand and $58 thousand in stock based compensation expense for the three and six months ended March 31, 2013.

The Company uses a Black-Scholes-Merton option pricing model based on the fair market value of a share of its common stock to recognize stock –based compensation expense. There is no established public trading market for Alion’s common stock. The ESOP Trust owns all outstanding common stock. Alion does not expect to pay any dividends on its common stock and intends to retain future earnings, if any, for operating its business.

(18) Stock-based Compensation

Alion initially adopted its Stock Appreciation Rights (SAR) Plan in 2004. The Company amended and restated the SAR Plan in January 2007; amended it in January 2010; and amended and restated the SAR Plan in June 2013. The SAR Plan expires in November 2016. The most recent SAR Plan amendment revises certain change in control provisions.

The chief executive officer may award SARs as he deems appropriate. Awards vest ratably over four years with payment following the grant date fifth anniversary. Grants with no intrinsic value expire on their year-five payment date. The SAR Plan provides for accelerated vesting in the event of death or disability and provides for accelerated vesting of existing grants on a change in control. Approximately 709 thousand SARs were outstanding at September 30, 2013, at a weighted average grant date fair value of $24.96 per share. No outstanding grant has any intrinsic value. For the years ended September 30, 2013, 2012 and 2011, Alion recognized credits of $219 thousand, $90 thousand and $146 thousand in stock-based compensation expense for the SAR Plan. The Company has an aggregate SAR Plan liability of $26 thousand.

Phantom Stock Plans

Alion formerly maintained Executive and Director Phantom Stock Plans. In 2011, Alion paid out the final vested Director Plan grant and recognized compensation expense of $4 thousand. In June 2013, the Company amended and restated its Phantom Stock Plan and its Performance Shares and Retention Phantom Stock Plan. No grants are outstanding under either of these plans.

The Company uses a Black-Scholes-Merton option pricing model based on the fair market value of a share of its common stock to recognize stock –based compensation expense. There is no established public trading market for Alion’s common stock. The ESOP Trust owns all outstanding common stock. Alion does not expect to pay any dividends on its common stock and intends to retain future earnings, if any, for operating its business.